Offerings	Feb. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	7,075,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 141,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,541.15
Offering Note	Includes the aggregate offering price of additional shares that the underwriters have the option to purchase from the registrant. Proposed Maximum Offering Price Per Unit estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).